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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: June 30, 2004

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Check here if Amendment [ ]; Amendment Number:
                                               -------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:    Highfields Capital Management LP
Address: 200 Clarendon Street, 51st Floor
         Boston, MA 02116

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13F File Number 28-3499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth H. Colburn
Title: Chief Operating Officer
Phone: 617-850-7500

Signature, Place and Date of Signing


/s/ Kenneth H. Colburn   Boston, Massachusetts   August 16, 2004
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Report Type (Check only one.)

[X] 13F Holdings Report

[ ] 13F Notice

[ ] 13F Combination Report

List of other managers reporting for this manager: None

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: $3,267,748 (x 1000)

List of Other Included Managers:
   01   File Number 28-7618   Jonathon S. Jacobson
   02   File Number 28-7616   Richard L. Grubman

        Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.

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FORM 13F

Page 2 of 4   Name of Reporting Manager Highfields Capital Management LP
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Item 1:                       Item 2:          Item 3:    Item 4:       Item 5:         Item 6:    Item 7:       Item 8:

                                                                                                           --VOTING AUTHORITY--
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER
Name Of Issuer                 Title Of Class    CUSIP   (x$1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS SOLE    SHARED   NONE
----------------------------- ---------------- --------- --------  ---------- --- ---- ----------  -------- ---- ----------  ----
99 Cents Only Stores          Com              65440K106   15,250   1,000,000  SH        OTHER      01/02        1,000,000
Aetna Inc                     Com              00817Y108  189,627   2,230,900  SH        OTHER      01/02        2,230,900
Affiliated Computer Services  CL A             008190100  152,324   2,877,300  SH Put    OTHER      01/02        2,877,300
Albemarle Corp                Com              012653101   25,285     798,900  SH        OTHER      01/02          798,900
Aramark Corp                  CL B             038521100  103,418   3,595,899  SH        OTHER      01/02        3,595,899
Aspen Insurance Holdings Ltd  SHS              G05384105   30,901   1,330,200  SH        OTHER      01/02        1,330,200
Astoria Finl Corp             Com              046265104   39,942   1,091,900  SH        OTHER      01/02        1,091,900
Axis Capital Holdings         SHS              G0692U109    1,557      55,600  SH        OTHER      01/02           55,600
Bank One Corp                 Com              06423A103   38,837     761,500  SH        OTHER      01/02          761,500
Barrick Gold Corp             Com              067901108   31,940   1,617,200  SH        OTHER      01/02        1,617,200
Blockbuster Inc               CL A             093679108   15,180   1,000,000  SH        OTHER      01/02        1,000,000
CapitalSource Inc             Com              14055X102  117,487   5,339,103  SH        OTHER      01/02        5,339,103
Career Education Corp         Com              141665109   51,647   1,133,610  SH        OTHER      01/02        1,133,610
Career Education Corp         Com              141665109   14,807     325,000  SH Call   OTHER      01/02          325,000
Carnival Corp                 Paired CTF       143658300   44,650     950,000  SH        OTHER      01/02          950,000
Cerner Corp                   Com              156782104    4,458     100,000  SH Put    OTHER      01/02          100,000
ChoicePoint Inc               Com              170388102   16,301     357,000  SH        OTHER      01/02          357,000
Circuit City Store Inc        Com              172737108  197,867  15,279,300  SH        OTHER      01/02       15,279,300
Cisco Sys Inc                 Com              17275R102    1,185      50,000  SH        OTHER      01/02           50,000
Citigroup Inc                 *W EXP 99/99/999 172967127    2,491   2,863,100  SH        OTHER      01/02        2,863,100
Citigroup Inc                 Com              172967101    4,650     100,000  SH Call   OTHER      01/02          100,000
Citizens Communications Co    Com              17453B101    2,451     202,600  SH        OTHER      01/02          202,600
City Investing Co Liq Tr      UNIT BEN INT     177900107    1,121     586,900  SH        OTHER      01/02          586,900
Cmgi Inc                      Com              125750109      195     100,000  SH        OTHER      01/02          100,000
Comcast Corp                  CL A SPL         20030N200   87,259   3,160,417  SH        OTHER      01/02        3,160,417
Comcast Corp                  CL A             20030N101    7,737     276,011  SH        OTHER      01/02          276,011
Commerce Bancorp Inc NJ       Com              200519106   22,615     411,100  SH Put    OTHER      01/02          411,100
Commonwealth Tel Enterprises  Com              203349105   24,141     539,232  SH        OTHER      01/02          539,232
Cree Inc                      Com              225447101    1,621      70,000  SH Put    OTHER      01/02           70,000
CV Therapeutics Inc           Com              126667104    6,453     385,000  SH        OTHER      01/02          385,000
Danaher Corp                  Com              235851102    3,630      70,000  SH Put    OTHER      01/02           70,000
Davita Inc                    Com              23918K108    1,387      45,000  SH Put    OTHER      01/02           45,000
DirecTV Group Inc             Com              25459L106  183,542  10,733,424  SH        OTHER      01/02       10,733,424
Disney Walt Co                Com              254687106      385      15,100  SH Call   OTHER      01/02           15,100
Dobson Communications Corp    CL A             256069105    3,361   1,031,000  SH        OTHER      01/02        1,031,000
Downey Finl Corp              Com              261018105   32,701     614,100  SH        OTHER      01/02          614,100
Du Pont EI De Nemours & Co    Com              263534109    2,221      50,000  SH Call   OTHER      01/02           50,000
Ebay Inc                      Com              278642103    2,299      25,000  SH Put    OTHER      01/02           25,000
Echostar Communications       CL A             278762109    3,075     100,000  SH Call   OTHER      01/02          100,000
El Paso Elec Co               Com              283677854   68,764   4,453,600  SH        OTHER      01/02        4,453,600
Electronic Data Sys           Com              285661104   19,150   1,000,000  SH        OTHER      01/02        1,000,000
Federal Natl Mtg Assn         Com              313586109    3,568      50,000  SH Call   OTHER      01/02           50,000
General Elec Co               Com              369604103    3,240     100,000  SH        OTHER      01/02          100,000
General Elec Co               Com              369604103    3,240     100,000  SH Call   OTHER      01/02          100,000
Illinois Tool Wks Inc         Com              452308109    9,589     100,000  SH Put    OTHER      01/02          100,000
InteractiveCorp               Com              45840Q101      904      30,000  SH        OTHER      01/02           30,000
Intergraph Corp               Com              458683109   30,617   1,183,950  SH        OTHER      01/02        1,183,950
International Game Technology Com              459902102    2,702      70,000  SH Call   OTHER      01/02           70,000
ITT Educational Services Inc  Com              45068B109   56,460   1,485,018  SH        OTHER      01/02        1,485,018
J P Morgan Chase & Co         Com              46625H100    1,939      50,000  SH        OTHER      01/02           50,000
Janus Cap Group Inc           Com              47102X105  351,616  21,322,987  SH        OTHER      01/02       21,322,987
King Pharmaceuticals Inc      Com              495582108    7,355     642,400  SH        OTHER      01/02          642,400
Knology Inc                   Com              499183804    5,140   1,034,289  SH        OTHER      01/02        1,034,289
Laidlaw Intl Inc              Com              50730R102   57,758   4,456,635  SH        OTHER      01/02        4,456,635
Lodgian Inc                   Com Par $.01     54021P403   25,320   2,400,000  SH        OTHER      01/02        2,400,000
Louisiana Pac Corp            Com              546347105   12,028     508,600  SH        OTHER      01/02          508,600
MCF Corp                      Com              580395101   10,900   5,000,000  SH        OTHER      01/02        5,000,000
Medicines Co                  Com              584688105    6,930     227,144  SH        OTHER      01/02          227,144
Microsoft Corp                Com              594918104    5,284     185,000  SH Call   OTHER      01/02          185,000
Mony Group Inc                Com              615337102   68,375   2,184,500  SH        OTHER      01/02        2,184,500

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

Natl Australia Bk Ltd         Cap UTS Exchbl   632525309    8,865     250,000   SH       OTHER      01/02          250,000
Neurocrine Biosciences Inc    Com              64125C109    9,329     179,926   SH       OTHER      01/02          179,926
News Corp Ltd                 SP ADR PFD       652487802   39,380   1,197,676   SH       OTHER      01/02        1,197,676
Orthologic Corp               Com              68750J107    4,508     520,000   SH       OTHER      01/02          520,000
Owens Ill Inc                 Com              690768403   33,520   2,000,000   SH       OTHER      01/02        2,000,000
Pactiv Corp                   Com              695257105   65,655   2,632,500   SH       OTHER      01/02        2,632,500
PartnerRe Ltd                 Com              G6852T105   40,460     713,200   SH       OTHER      01/02          713,200
Penney J C Inc                Com              708160106   26,432     700,000   SH       OTHER      01/02          700,000
PF Changs China Bistro Inc    Com              69333Y108   14,403     350,000   SH Put   OTHER      01/02          350,000
Prudential Finl Inc           Com              744320102   90,277   1,942,700   SH       OTHER      01/02        1,942,700
Readers Digest Assn Inc       Com              755267101  116,691   7,297,731   SH       OTHER      01/02        7,297,731
Semiconductor HLDRS TR        DEP RCPT         816636203   10,398     275,300   SH       OTHER      01/02          275,300
Silicon Graphics Inc          Com              827056102   29,952  13,614,600   SH       OTHER      01/02       13,614,600
Smithfield Foods Inc          Com              832248108  121,172   4,121,490   SH       OTHER      01/02        4,121,490
Sothebys Hldgs Inc            CL A             835898107    6,555     410,700   SH       OTHER      01/02          410,700
Sybase Inc                    Com              871130100   16,369     909,400   SH       OTHER      01/02          909,400
Time Warner Inc               Com              887317105  140,192   7,974,500   SH       OTHER      01/02        7,974,500
Trizec Properties Inc         Com              89687P107    1,990     122,375   SH       OTHER      01/02          122,375
Tyco Intl Ltd                 Com              902124106    3,314     100,000   SH Call  OTHER      01/02          100,000
UnitedGlobalCom               CL A             913247508    2,178     300,000   SH       OTHER      01/02          300,000
Waddell & Reed Finl Inc       CL A             930059100   89,759   4,059,645   SH       OTHER      01/02        4,059,645
White Mtns Ins Group Ltd      Com              G9618E107   32,969      64,645   SH       OTHER      01/02           64,645
Williams Cos Inc              Com              969457100   68,504   5,756,600   SH       OTHER      01/02        5,756,600
Xerox Corp                    Com              984121103   58,000   4,000,000   SH       OTHER      01/02        4,000,000

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